PowerShares Exchange-Traded Fund Trust

301 West Roosevelt Road

Wheaton, IL 60187

February 22, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

On behalf of PowerShares Exchange-Traded Fund Trust, we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated August 31, 2012, relating to the PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, and PowerShares International Dividend AchieversTM Portfolio, as supplemented February 6, 2013, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, and PowerShares International Dividend AchieversTM Portfolio.

Very truly yours,

POWERSHARES EXCHANGE-TRADED FUND TRUST

/s/ Anna Paglia
Anna Paglia
Secretary